TRADE AND OTHER RECEIVABLES - Movement in the Loss Allowance on Trade Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [Line Items]
At January 1	$ (150,626)
At December 31	(143,016)	$ (150,626)
Trade receivables | Loss allowances
Disclosure of financial assets [Line Items]
At January 1	1,378	1,337
Charge for the year	592	97
Write-off	(952)	(55)
Unused amounts reversed	(10)	(22)
Currency translation adjustment	(8)	21
At December 31	$ 1,000	$ 1,378